DIVIDENDS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividends [Line Items]
Dividends	$ 0	$ 0	$ 0